Fair Value Measurements (Details) - Schedule of information regarding level 3 fair value measurements of the warrant liabilities - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of information regarding level 3 fair value measurements of the warrant liabilities [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 10.11	$ 10.01	$ 10
Volatility	3.00%	8.75%	19.15%
Term	5 years	5 years	5 years
Risk-free rate	2.42%	1.26%	0.36%
Dividend yield	0.00%	0.00%	0.00%